REVENUES AND COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The following table identifies the disaggregation of the Company’s revenues for the years ended December 31, 2025, 2024 and 2023, respectively:

	December 31, 2025	December 31, 2024	December 31, 2023
Revenues
Electric vehicles and accessories sales	$23,217,642	$21,132,121	$14,298,967

Software royalties	-	344	236,005
Software development and design services	-	56,141	939,946

Software royalties and development and design subtotal	-	56,485	1,175,951

Total revenues accounted for under ASC Topic 606	$23,217,642	$21,188,606	$15,474,918

SCHEDULE OF COST OF REVENUES

	December 31, 2025	December 31, 2024	December 31, 2023
Cost of revenues
Electric vehicles and accessories	$20,122,013	$18,160,407	$12,561,601
Software development and design services	-	571,588	705,220

Total cost of revenues	$20,122,013	$18,731,995	$13,266,821